UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414)-765-5346

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

February 29, 2020

Loncar Cancer Immunotherapy ETF

Ticker: CNCR

Loncar China BioPharma ETF

Ticker: CHNA

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a brokerdealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Loncar ETFs

Loncar Cancer Immunotherapy ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar Cancer Immunotherapy ETF (“CNCR” or the “Fund”). The following information pertains to the fiscal period of September 1, 2019 through February 29, 2020 (the “current fiscal period). The Fund seeks to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (the “Index”). The Index tracks the performance of a basket of companies that develop therapies to treat cancer by harnessing the body’s own immune system. It contains both leading large pharmaceutical companies and growth-oriented biotechnology companies.

The Fund had positive performance during the current fiscal period. The market price for CNCR increased 11.14% and the NAV increased 11.24% while the S&P 500 Index, a broad market index, increased 1.92% over the same period. The Fund’s Index rose 11.54%.

For the current fiscal period, the largest positive contributor to return was BioNTech SE (BNTX), adding 3.01% to the return of the Fund, gaining 134.0% with an average weighting of 2.96%. The second largest contributor to return was Fate Therapeutics, Inc. (FATE), adding 2.79% to the return of the Fund, gaining 78.92% with an average weighting of 4.38%. The third largest contributor to return was Moderna, Inc. (MRNA), adding 2.48% to the return of the Fund, gaining 64.84% with an average weighting of 4.33%.

For the current period, the largest negative contributor to return was Bluebird Bio, Inc. (BLUE), detracting 1.90% from the return of the Fund, declining 29.99% with an average weight of 4.61%. The security contributing second-most negatively was ZIOPHARM Oncology, Inc. (ZIOP), detracting 1.69% from the return of the Fund, declining 38.08% and with an average weighting of 3.79%. The third largest negative contributor to return was Xencor, Inc. (XNCR), detracting 0.55.% from the return of the Fund, declining 12.85% with an average weight of 4.18%.

The Fund began trading on October 14, 2015, with outstanding shares of 1,750,000 as of February 29, 2020.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Loncar Cancer Immunotherapy ETF

Letter to Shareholders

(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund will invest in immunotherapy companies which are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The costs associated with developing new drugs can be significant, and the results are unpredictable. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals with be obtained and maintained. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. The Fund is non-diversified meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The performance of the Fund may diverge from that of the Index and may experience tracking error to a greater extent than a fund that seeks to replicate an index.

Standard & Poor’s 500 Index (S&P 500 Index) – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. Quotes for the Index can be found under the symbol “SPX” on the Bloomberg Professional service and other financial data providers.

The Loncar Cancer Immunotherapy Index is an index of 25 securities that have a strategic focus on the area of cancer immunotherapy or harnessing the immune system to fight cancer. Quotes for the Index can be found under the symbol “LCINDX” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The Loncar Cancer Immunotherapy ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar China Bio Pharma ETF

Letter to Shareholders

(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Loncar China BioPharma ETF (“CHNA” or the “Fund”). The following information pertains to the fiscal period of September 1, 2019 through February 29, 2020 (the “current fiscal period). The Fund seeks to track the total return performance, before fees and expenses, of the Loncar China BioPharma Index (the “Index”). The Index tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry.

The Fund had positive performance during the current fiscal period. The market price for CHNA increased 10.49% and the NAV increased 9.40%, while the Nasdaq Biotech Index, a broad market index, gained 10.84% over the same period. The Fund’s Index rose 9.90%.

For the current fiscal period, the largest positive contributor to return was CanSino Biologics Inc. (6185 HK), adding 4.04% to the return of the Fund, gaining 156.41% with an average weighting of 3.91%. The second largest contributor to return was Zai Lab Limited (ZLAB), adding 2.14% to the return of the Fund, gaining 68.57% with an average weighting of 3.49%. The third largest contributor to return was WuXi Biologics (Cayman) Inc. (2269 HK), adding 1.63% to the return of the Fund, gaining 38.78% with an average weighting of 4.57%.

For the current fiscal period, the largest negative contributor to return was Sihuan Pharmaceutical Holdings Group Ltd. (460 HK), detracting 1.09% from the return of the Fund, declining 33.65% with an average weight of 2.12%. The security contributing second-most negatively was CASI Pharmaceuticals, Inc. (CASI), detracting 1.03% from the return of the Fund, declining 45.71% and with an average weighting of 2.10%. The third largest negative contributor to return was 3SBio, Inc. (1530 HK), detracting 0.95.% from the return of the Fund, declining 32.74% with an average weight of 2.83%.

The Fund began trading on August 15, 2018, with outstanding shares of 475,000 as of February 29, 2020.

Sincerely,

Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Loncar China Bio Pharma ETF

Letter to Shareholders

(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. To the extent the Fund invests a significant portion of Its assets in the securities of companies of a single country or region, such as China, it is more likely to be impacted by events or conditions affecting that country or region. A significant portion of the Fund’s assets will be invested in the biotechnology and pharmaceutical industries, which expose the Fund to the risks of the following sector. Companies in the health care sector are subject to extensive government regulation. The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. The process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. The values of many companies in the health care sector may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. The Fund may invest in foreign securities, which involve political, economic, currency risk, greater volatility, and differences in accounting methods. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the invest The Fund invests in smaller companies, which may have more limited liquidity and greater volatility compared to larger companies. The Fund is considered non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. The Fund is not actively managed and the Fund’s sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology. The biopharmaceutical industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government.

The Nasdaq Biotechnology Index -An index designed to track the performance of a set of securities listed on The Nasdaq Stock Market” (Nasdaq●) that are classified as either biotechnology or pharmaceutical companies and is a modified market capitalization weighted index. Quotes for the Index can be found under the symbol “XNBI” on the Bloomberg Professional service and other financial data providers.

The Loncar China BioPharma Index -an index that tracks the performance of a basket of companies that are leading China’s biotech revolution. With a focus on innovators, the Index contains globally listed companies that have a strategic role in growing China’s drug industry. Quotes for the Index can be found under the symbol “LCHINA” on the Bloomberg Professional service and other financial data providers.

One may not directly invest in an index.

Past performance is not a guarantee of future results.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. For a complete listing of the Fund’s holdings please view the schedule of investments in this report. The Loncar China BioPharma ETF is distributed by Quasar Distributors, LLC. Loncar Investments is the index provider of the Fund. INDXX, LLC helps Loncar with risk management and index construction.

Loncar Cancer Immunotherapy ETF

Portfolio Allocation

As of February 29, 2020 (Unaudited)

Industry Group	Percentage of Net Assets
Biotechnology ♦	79.3%
Pharmaceuticals	20.6
Short-Term Investments +	0.0
Other Assets in Excess of Liabilities	0.1
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in Notes to Financial Statements.

+	Represents less than 0.05% of net assets.

Loncar China BioPharma ETF

Portfolio Allocation

As of February 29, 2020 (Unaudited)

Industry Group	Percentage of Net Assets
Biotechnology ♦	47.8%
Pharmaceuticals ♦	32.2
Biotechnology Services	11.2
Pharmaceutical Manufacturing	5.2
Pharmaceutical Distribution	3.6
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%

♦

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in Notes to Financial Statements.

Loncar Cancer Immunotherapy ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Biotechnology — 79.3% ♦
57,718	Allogene Therapeutics, Inc. (a)	$1,558,386
10,265	Argenx SE - ADR (a)	1,451,266
100,134	Atara Biotherapeutics, Inc. (a)	1,216,628
121,066	Autolus Therapeutics plc - ADR (a)	990,320
8,875	BeiGene, Ltd. - ADR (a)	1,405,356
53,443	BioNTech SE - ADR (a)	1,875,849
19,047	Bluebird Bio, Inc. (a)	1,377,669
99,606	Cellectis S.A. - ADR (a)	1,555,846
24,248	CRISPR Therapeutics AG (a)	1,296,056
84,100	Fate Therapeutics, Inc. (a)	2,455,720
63,230	Iovance Biotherapeutics, Inc. (a)	2,080,899
86,517	Moderna, Inc. (a)	2,243,386
44,396	MorphoSys AG - ADR (a)	1,184,929
72,925	Nektar Therapeutics (a)	1,517,569
31,005	NextCure, Inc. (a)	1,294,769
163,888	Precision BioSciences, Inc. (a)	1,312,743
42,696	Xencor, Inc. (a)	1,387,193
48,827	Y-mAbs Therapeutics, Inc. (a)	1,436,490
315,817	ZIOPHARM Oncology, Inc. (a)	975,875
37,358	Zymeworks, Inc. (a)	1,529,063
		30,146,012
	Pharmaceutical — 20.6%
33,921	AstraZeneca plc - ADR	1,485,740
25,042	Bristol-Myers Squibb Company	1,478,981
23,519	Gilead Sciences, Inc.	1,631,278
17,738	Merck & Company, Inc.	1,358,021
4,274	Regeneron Pharmaceuticals, Inc. (a)	1,900,092
		7,854,112
	TOTAL COMMON STOCKS (Cost $38,117,005)	38,000,124

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

Schedule of Investments
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.0%+
4,707	First American Government Obligations Fund, Class X — 1.49% *	$4,707
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,707)	4,707
	TOTAL INVESTMENTS — 99.9% (Cost $38,121,712)	38,004,831
	Other Assets in Excess of Liabilities — 0.1%	34,724
	NET ASSETS — 100.0%	$38,039,555

Percentages are stated as a percent of net assets.
♦

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in the Notes to Financial Statements.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the annualized seven-day yield as of February 29, 2020.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 100.0%
	Biotechnology — 47.8% ♦
238,000	3SBio, Inc. (a)	$246,764
180,000	Alphamab Oncology (a)	406,054
2,773	BeiGene, Ltd. - ADR (a)	439,105
34,200	CanSino Biologics, Inc. - H Shares (a)	358,104
85,568	CASI Pharmaceuticals, Inc. (a)	151,455
13,282	Cellular Biomedicine Group, Inc. (a)	211,981
2,787	China Biologic Products Holdings, Inc. (a)	321,536
3,158,000	CK Life Sciences Int’l Holdings, Inc.	389,024
220,000	CStone Pharmaceuticals (a)	296,418
132,000	Genscript Biotech Corporation (a)	274,737
12,467	Hutchison China MediTech, Ltd. - ADR (a)	290,730
19,822	I-Mab - ADR (a)	243,811
80,500	Innovent Biologics, Inc. (a)	367,738
63,300	Shanghai Haohai Biological Technology Company, Ltd. - H Shares	322,874
106,200	Shanghai Junshi Biosciences Company, Ltd. - H Shares (a)	329,786
318,000	Sino Biopharmaceutical, Ltd.	460,287
435,500	Viva Biotech Holdings	236,944
6,113	Zai Lab, Ltd. - ADR (a)	336,032
		5,683,380
	Biotechnology Services — 11.2%
47,700	Pharmaron Beijing Company, Ltd. - H Shares (a)	324,404
34,620	WuXi AppTec Company, Ltd. - H Shares	510,434
34,000	Wuxi Biologics Cayman, Inc. (a)	497,366
		1,332,204
	Pharmaceutical Distribution — 3.6%
140,700	Sinopharm Group Company, Ltd. - H Shares	434,212

	Pharmaceutical Manufacturing — 5.2%
334,000	SSY Group, Ltd.	279,867
54,800	YiChang HEC ChangJiang Pharmaceutical Company, Ltd. - H Shares	334,367
		614,234

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Schedule of Investments
February 29, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 100.0% (Continued)
	Pharmaceuticals — 32.2% ♦
438,000	Ascletis Pharma, Inc. (a)	$219,195
504,000	China Grand Pharmaceutical and Healthcare Holdings, Ltd.	319,485
243,000	China Medical System Holdings, Ltd.	299,344
354,500	China Resources Pharmaceutical Group, Ltd.	308,417
184,000	CSPC Pharmaceutical Group, Ltd.	419,328
98,000	Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd. - H Shares	299,292
122,000	Hansoh Pharmaceutical Group Company, Ltd. (a)	423,467
85,670	Livzon Pharmaceutical Group, Inc. - H Shares	303,410
493,500	Luye Pharma Group, Ltd.	300,797
111,500	Shanghai Fosun Pharmaceutical Group Company, Ltd. - H Shares	314,052
162,600	Shanghai Pharmaceuticals Holding Company, Ltd. - H Shares	297,531
2,716,000	Sihuan Pharmaceutical Holdings Group, Ltd.	320,635
		3,824,953
	TOTAL COMMON STOCKS (Cost $11,850,892)	11,888,983

	SHORT-TERM INVESTMENTS — 0.1%
7,794	First American Government Obligations Fund, Class X — 1.49%*	7,794
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,794)	7,794
	TOTAL INVESTMENTS (Cost $11,858,686) — 100.1%	11,896,777
	Liabilities in Excess of Other Assets — (0.1)%	(6,527)
	NET ASSETS — 100.0%	$11,890,250

Percentages are stated as a percent of net assets.
♦

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies. See Note 7 in the Notes to Financial Statements.

(a)	Non-income producing security.
ADR	American Depositary Receipt.
*	Rate shown is the annualized seven-day yield as of February 29, 2020.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Loncar Cancer Immunotherapy ETF	Loncar China BioPharma ETF
ASSETS
Investments in securities, at value* (Note 2)	$38,004,831	$11,896,777
Receivable for securities sold	67,063	1,101
Dividends and interest receivable	31,546	28
Total assets	38,103,440	11,897,906

LIABILITIES
Payable for securities purchased	40,939	—
Management fees payable	22,946	7,656
Total liabilities	63,885	7,656

NET ASSETS	$38,039,555	$11,890,250

Net assets consist of:
Paid-in capital	$56,929,159	$11,316,489
Total distributable earnings (accumulated deficit)	(18,889,604)	573,761
Net assets	$38,039,555	$11,890,250

Net asset value:
Net assets	$38,039,555	$11,890,250
Shares outstanding^	1,750,000	475,000
Net asset value, offering and redemption price per share	$21.74	$25.03

* Identified Cost:
Investment in securities	$38,121,712	$11,858,686

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

Statements of Operations

For the Six-Months Ended February 29, 2020 (Unaudited)

	Loncar Cancer Immunotherapy ETF	Loncar China BioPharma ETF
INCOME
Dividends +	$99,671	$11,636
Interest	89	51
Total investment income	99,760	11,687

EXPENSES
Management fees	142,470	36,246
Total expenses	142,470	36,246
Net investment income (loss)	(42,710)	(24,559)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	1,942,074	694,472
Foreign currency transactions	—	190
Change in unrealized appreciation (depreciation) on:
Investments	1,677,068	32,691
Net realized and unrealized gain (loss) on investments	3,619,142	727,353
Net increase (decrease) in net assets resulting from operations	$3,576,432	$702,794

+	Net of foreign withholding taxes of $0 and $2,056, respectively.

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

Statements of Changes in Net Assets

	Six-Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
OPERATIONS
Net investment income (loss)	$(42,710)	$(107,629)
Net realized gain (loss) on investments	1,942,074	(6,722,882)
Change in unrealized appreciation (depreciation) on investments	1,677,068	(6,781,180)
Net increase (decrease) in net assets resulting from operations	3,576,432	(13,611,691)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	—
Total distributions to shareholders	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	9,214,410	2,028,280
Payments for shares redeemed	(8,945,855)	(13,394,475)
Net increase (decrease) in net assets derived from capital share transactions (a)	268,555	(11,366,195)
Net increase (decrease) in net assets	$3,844,987	$(24,977,886)

NET ASSETS
Beginning of period/year	$34,194,568	$59,172,454
End of period/year	$38,039,555	$34,194,568

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
	Shares	Shares
Shares sold	400,000	100,000
Shares redeemed	(400,000)	(650,000)
Net increase (decrease)	—	(550,000)

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Statements of Changes in Net Assets

	Six-Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
OPERATIONS
Net investment income (loss)	$(24,559)	$17,871
Net realized gain (loss) on investments and foreign currency transactions	694,662	(134,365)
Change in unrealized appreciation (depreciation) on investments and foreign currency transactions	32,691	18,924
Net increase (decrease) in net assets resulting from operations	702,794	(97,570)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(17,106)	—
Total distributions to shareholders	(17,106)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,942,868	4,471,450
Payments for shares redeemed	(2,615,160)	—
Transaction fees (Note 6)	1,428	1,373
Net increase (decrease) in net assets derived from capital share transactions (a)	4,329,136	4,472,823
Net increase (decrease) in net assets	$5,014,824	$4,375,253

NET ASSETS
Beginning of period/year	$6,875,426	$2,500,173
End of period/year	$11,890,250	$6,875,426

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
	Shares	Shares
Shares sold	275,000	200,000
Shares redeemed	(100,000)	—
Net increase (decrease)	175,000	200,000

The accompanying notes are an integral part of these financial statements.

Loncar Cancer Immunotherapy ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Year Ended August 31, 2018	Year Ended August 31, 2017	Period Ended August 31, 2016(1)
Net asset value, beginning of period/year	$19.54		$25.73	$25.69	$24.08	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (2)	(0.03)		(0.05)	(0.09)	(0.06)	0.00	(3)
Net realized and unrealized gain (loss) on investments	2.23		(6.14)	0.48 (7)	1.67	(0.81)
Total from investment operations	2.20		(6.19)	0.39	1.61	(0.81)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	—		—	(0.35)	—	(0.11)
Total distributions	—		—	(0.35)	—	(0.11)

Net asset value, end of period/year	$21.74		$19.54	$25.73	$25.69	$24.08

Total return	11.24	%(4)	-24.05%	1.63%	6.65%	-3.32	%(4)
SUPPLEMENTAL DATA
Net assets at end of period/year (000’s)	$38,040		$34,195	$59,172	$41,097	$21,675

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.79	%(5)	0.79%	0.79%	0.79%	0.79	%(5)
Net investment income (loss) to average net assets	(0.24	)%(5)	(0.26)%	(0.34)%	(0.25)%	(0.02	)%(5)
Portfolio turnover rate (6)	17	%(4)	58%	78%	34%	46	%(4)

(1)	Commencement of operations on October 13, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.
(7)

Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Loncar China BioPharma ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Period Ended August 31, 2018(1)
Net asset value, beginning of period/year	$22.92		$25.00		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (2)	(0.06)		0.14		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	2.21		(2.23	)(6)	0.01
Total from investment operations	2.15		(2.09)		—

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	(0.04)		—		—
Total distributions	(0.04)		—		—

CAPITAL SHARE TRANSACTIONS
Transaction fees (See Note 6)	—		0.01		—

Net asset value, end of period/year	$25.03		$22.92		$25.00

Total return	9.40	%(3)	-8.33%		0.01	%(3)

SUPPLEMENTAL DATA
Net assets at end of period/year (000’s)	$11,890		$6,875		$2,500

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.79	%(4)	0.79%		0.79	%(4)
Net investment income (loss) to average net assets	(0.53	)%(4)	0.64%		(0.78	)%(4)
Portfolio turnover rate (5)	26	%(3)	35%		0	%(3)

(1)	Commencement of operations on August 14, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)

Net realized and unrealized gain (loss) per share in this caption are balanced amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Loncar ETFs

Notes to Financial Statements

February 29, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Loncar Cancer Immunotherapy ETF investment objective is to seek the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index (“Index”). The Loncar China BioPharma ETF investment objective is to track the performance, before fees and expenses, of the Loncar China BioPharma Index. The Loncar Cancer Immunotherapy ETF and Loncar China BioPharma ETF commenced operations on October 13, 2015 and August 14, 2018, respectively.

The end of the reporting period for the Funds is February 29, 2020, and the period covered by these Notes to Financial Statements is the six-month period ended February 29, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Loncar Cancer Immunotherapy ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$38,000,124	$—	$—	$38,000,124
Short-Term Investments	4,707	—	—	4,707
Total Investments in Securities	$38,004,831	$—	$—	$38,004,831

Loncar China BioPharma ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$11,888,983	$—	$—	$11,888,983
Short-Term Investments	7,794	—	—	7,794
Total Investments in Securities	$11,896,777	$—	$—	$11,896,777

^	See Schedule of Investments to see breakdown of securities by industry group classification.

As of the end of the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments at fiscal period end, resulting from changes in exchange rates.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences are primarily due to differing book and tax treatments for in-kind transactions and passive foreign investment company (“PFIC”) adjustments, if any. During the fiscal year ended August 31, 2019, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Loncar Cancer Immunotherapy ETF	$(1,203,197)	$1,203,197
Loncar China BioPharma ETF	$—	$—

During the fiscal year ended August 31, 2019, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Loncar Cancer Immunotherapy ETF	$1,336,896
Loncar China BioPharma ETF	—

J.

Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds’ invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments. Additonally, effective March 31, 2020, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Funds’ distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees has approved a new Distribution Agreement to enable Quasar to continue serving as the Funds’ distributor. There were no other events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

K.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Adviser 0.79% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Until March 31, 2020, the Distributor was is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor (until March 31, 2020), and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Loncar Cancer Immunotherapy ETF	$6,094,273	$6,228,679
Loncar China BioPharma ETF	$2,352,727	$2,401,811

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follow:

	Purchases	Sales
Loncar Cancer Immunotherapy ETF	$9,212,145	$8,886,545
Loncar China BioPharma ETF	$6,916,315	$2,573,889

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2019 were as follows:

	Loncar Cancer Immunotherapy ETF	Loncar China BioPharma ETF
Tax cost of investments	$36,371,757	$6,890,270
Gross tax unrealized appreciation	$5,312,699	$479,084
Gross tax unrealized depreciation	(7,481,938)	(496,933)
Net tax unrealized appreciation (depreciation)	(2,169,239)	(17,849)
Undistributed ordinary income	—	17,106
Undistributed long term capital gains	—	—
Accumulated gain (loss)	—	17,106
Other accumulated gain (loss)	(20,296,797)	(111,184)
Distributable earnings (accumulated deficit)	$(22,466,036)	$(111,927)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales and tax treatment of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2019, the Loncar Cancer Immunotherapy ETF elected to defer $488,382 of late-year ordinary losses, and no post-October losses. The Loncar China BioPharma ETF did not elect to defer any late-year ordinary income losses or any post-October capital losses.

At August 31, 2019, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
Loncar Cancer Immunotherapy ETF	$11,530,065	$8,278,350
Loncar China BioPharma ETF	$111,184	$—

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2019 was as follows:

	Ordinary Income	Capital Gains
Loncar Cancer Immunotherapy ETF	$—	$—
Loncar China BioPharma ETF	$—	$—

The tax character of distributions paid by the Funds during the fiscal period ended August 31, 2018 was as follows:

	Ordinary Income	Capital Gains
Loncar Cancer Immunotherapy ETF	$560,319	$—
Loncar China BioPharma ETF	$—	$—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Nasdaq Stock Market LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares for the Loncar Cancer Immunotherapy ETF and 25,000 shares for Loncar China BioPharma ETF, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for Loncar Cancer Immunotherapy ETF is $150; and for Loncar China BioPharma ETF is $750, both payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be

Loncar ETFs

NOTES TO FINANCIAL STATEMENTS
February 29, 2020 (Unaudited) (Continued)

charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Loncar Cancer Immunotherapy ETF:

Immunotherapy Companies Risk. Immunotherapy Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. A company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective, or unprofitable. The stock prices of Immunotherapy Companies have been and will likely continue to be very volatile.

Loncar China BioPharma ETF:

China Biopharma Risk. The biopharmaceutical industry in China is strictly regulated and changes in such regulations, including banning or limiting certain products, may have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies. The laws and regulations applicable to the process of administrative approval of medicine and its production in China require entities producing biopharma products to comply strictly with certain standards and specifications promulgated by the government. In the event that a product is discovered to be not compliant with the government’s standards and specifications, the health department may revoke its approval of such product, or otherwise limit the use of such product. Additionally, the process of conducting research and various tests on new products before obtaining a new medicine certificate from the National Medical Products Administration (“NMPA”) and subsequent procedures may take several years, and the price of certain biopharma products may be regulated in China. Changes in these laws and regulations, including banning or limiting certain products, could have a material adverse effect on the operations, revenues, and profitability of Biopharma Companies held by the Fund.

Currency Exchange Rate Risk. The Fund’s assets include investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non U.S. currencies will affect the value of the Fund’s investments and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Loncar ETFs

Expense Examples

For the Six-Months Ended February 29, 2020 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Loncar Cancer Immunotherapy ETF

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,112.40	$4.15
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.93	$3.97

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

Loncar ETFs

Expense Examples

For the Six-Months Ended February 29, 2020 (Unaudited) (continued)

Loncar China BioPharma ETF

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period (2)
Actual	$1,000.00	$1,094.00	$4.11
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.93	$3.97

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized period expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 182/366, to reflect the one-half year period.

Loncar ETFs

Approval of Advisory Agreements and Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 2–3, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust on behalf of the Loncar Cancer Immunotherapy ETF (“CNCR”) and Loncar China BioPharma ETF (“CHNA”) (each, a “Fund” and together, the “Funds”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) between the Adviser, the Trust, on behalf of each Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) the historical performance of each Fund; (iii) the cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser, Sub-Adviser, or their affiliates; (iv) comparative fee and expense data for each Fund; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, the Adviser and the Sub-Adviser, along with representatives of other service providers of each Fund, presented written information to help the Board evaluate the Adviser’s and Sub-Adviser’s fees and other aspects of the Agreements. Additionally, Adviser’s Chief Executive Officer provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and other clients. The Board then discussed the written materials that it had received, the Adviser’s oral presentation, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to each Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to each Fund. The Board

Loncar ETFs

Approval of Advisory Agreements and Board Consideration

(Unaudited) (Continued)

noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s CCO.

The Board also considered other services to be provided to each Fund, such as monitoring adherence to each Fund’s investment restrictions, oversight of the Funds’ sub-adviser, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which each Fund achieves its investment objective.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance as of June 30, 2019 and August 31, 2019 in the Materials. Because each Fund is designed to track the performance of an index, the Board considered the extent to which each Fund tracked its index before fees and expenses, as well as its performance compared to the performance of other funds in its peer group.

Loncar Cancer Immunotherapy ETF: The Board discussed that for the one-year, three-year, and since inception periods ended June 30, 2019, CNCR slightly underperformed its underlying index before fees and expenses. The Board also compared the Fund’s performance to the group of Health ETFs as reported by Morningstar (the “Category Peer Group”). The Board noted that CNCR significantly underperformed its peer group median for the one- and three-year periods ended June 30, 2019. In addition, the Board further noted that, for the one-year and three-year periods ended June 30, 2019, CNCR had significantly underperformed the S&P 500 Index and had underperformed its three most direct competitors as identified by the Adviser. However, the Board noted that, as a thematic index-based ETF, the Fund is designed to provide shareholders with targeted investment exposure and is not intended to exceed any particular performance benchmark, although the Board recognized that a comparison of the Fund’s performance to a measure of broader market performance could be useful to investors.

Loncar China BioPharma ETF: The Board observed that for the since inception period ended June 30, 2019, CHNA slightly underperformed its underlying index before fees and expenses. However, the Board noted that CHNA’s returns reflected the higher trading costs typically associated with investments in foreign markets, which are not reflected in CHNA’s index’s returns. The Board noted that, for the six-month period ended June 30, 2019, CHNA had outperformed the median for funds in the universe of China Region and Health ETFs as reported by Morningstar (the “Category Peer Group”). The Board further noted that, for the since inception period ended June 30, 2019, CHNA had underperformed the NASDAQ Biotech Index. In considering CHNA’s performance, the Board recognized that CHNA had been operational for less than a

Loncar ETFs

Approval of Advisory Agreements and Board Consideration

(Unaudited) (Continued)

year, which was a short amount of time by which to judge how it would perform over a full market cycle. Additionally, the Board noted that, as a thematic index-based ETF, the Fund is designed to provide shareholders with targeted investment exposure and is not intended to exceed any particular performance benchmark, although the Board recognized that a comparison of the Fund’s performance to a measure of broader market performance could be useful to investors.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Funds and compared each Fund’s expense ratio to their respective Category Peer Group as follows:

Loncar Cancer Immunotherapy ETF: The Board noted that the expense ratio for CNCR was significantly higher than the median for its Category Peer Group. However, the Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost ETFs, the peer group may not allow for an apt comparison by which to judge CNCR’s expense ratio. The Board also noted that the Fund’s expense ratio was in line with the expense ratios of its most direct competitors as identified by the Adviser.

Loncar China BioPharma ETF: The Board noted that the expense ratio for CHNA was higher than the median for its Category Peer Group. However, the Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost ETFs, the peer group may not allow for an apt comparison by which to judge CHNA’s expense ratio. The Board also noted that the Fund’s expense ratio was the same as the expense ratio of its most direct competitor as identified by the Adviser.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning each Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing each Fund as assets grow in size. The Board further determined that, based on the amount and structure of each Fund’s unitary fee, such economies of scale would be shared with the respective Fund shareholders, although the Board intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Loncar ETFs

Approval of Advisory Agreements and Board Consideration

(Unaudited) (Continued)

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Funds under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to the Funds. The Board noted the responsibilities that VIA has as Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of the Funds.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance as of June 30, 2019 and August 31, 2019. The Board considered that, because each Fund is designed to track the performance of an index that is not affiliated with VIA, the relevant consideration with respect to VIA is the extent to which each Fund tracked its index before fees and expenses.

Loncar Cancer Immunotherapy ETF: The Board noted that for the one-year, three-year, and since inception periods ended June 30, 2019, CNCR slightly underperformed its underlying index before fees and expenses.

Loncar China BioPharma ETF: The Board noted that for the since inception period ended June 30, 2019, CHNA slightly underperformed its underlying index before fees and expenses, although the Fund’s returns reflected the higher trading costs typically

Loncar ETFs

Approval of Advisory Agreements and Board Consideration

(Unaudited) (Continued)

associated with investments in foreign markets, which are not reflected in the index’s returns. The Board also considered that CHNA had been operational for less than a year, which was too short a time by which to judge how a Fund would operate over a longer period.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by ETC to VIA for its services to each Fund. The Board considered that the fees paid to VIA are paid by ETC from the fee ETC receives from each Fund and noted that the fee reflected an arm’s-length negotiation between ETC and VIA. The Board also took into account analyses of VIA’s profitability with respect to each Fund.

The Board expressed the view that it currently appeared that VIA might realize economies of scale in managing each Fund as assets grow in size and noted that the fee schedule includes breakpoints for each Fund as assets grow in size. The Board further noted that because each Fund pays ETC a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to ETC, rather than Fund shareholders. Consequently, the Board determined that it would monitor fees as each Fund grows to determine whether economies of scale were being effectively shared with each Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

Loncar ETFs

Federal Tax Information

(Unaudited)

For the fiscal year ended August 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Loncar Cancer Immunotherapy ETF	0.00%
Loncar China BioPharma ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2019

Loncar Cancer Immunotherapy ETF	0.00%
Loncar China BioPharma ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Loncar Cancer Immunotherapy ETF	0.00%
Loncar China BioPharma ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q or Part F of Form N-Port (beginning with filings after March 31, 2020). The Funds’ Form N-Q or Part F of Form N-Port is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on its website at www.loncarfunds.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.loncarfunds.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Loncar ETFs

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.loncarfunds.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of each Fund trade on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of each Fund is available, without charge, on the Funds’ website at www.loncarfunds.com.

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Adviser

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma 73120

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Index Provider

Loncar Investments, LLC
P.O. Box 15072
Lenexa, Kansas 66285

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 1250
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Legal Counsel

Morgan, Lewis, & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Loncar Cancer Immunotherapy ETF

Symbol – CNCR
CUSIP – 26922A826

Loncar China BioPharma ETF

Symbol – CHNA
CUSIP – 26922A370

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/28/2020

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	4/28/2020

*	Print the name and title of each signing officer under his or her signature.